Retirement Plans	12 Months Ended
May 25, 2014
Compensation and Retirement Disclosure [Abstract]
Retirement Plans
RETIREMENT PLANS
Defined Benefit Plans and Postretirement Benefit Plan

Certain of our employees are eligible to participate in a retirement plan. We sponsor non-contributory defined benefit pension plans, which have been frozen, for a group of salaried employees in the United States, in which benefits are based on various formulas that include years of service and compensation factors; and for a group of hourly employees in the United States, in which a fixed level of benefits is provided. Pension plan assets are primarily invested in U.S. and International equities as well as long-duration bonds and real estate investments. Our policy is to fund, at a minimum, the amount necessary on an actuarial basis to provide for benefits in accordance with the requirements of the Employee Retirement Income Security Act of 1974, as amended and the Internal Revenue Code (IRC), as amended by the Pension Protection Act of 2006. We also sponsor a contributory postretirement benefit plan that provides health care benefits to our salaried retirees. Fundings related to the defined benefit pension plans and postretirement benefit plans, which are funded on a pay-as-you-go basis, were as follows:

(in millions)	Fiscal Year
	2014	2013	2012
Defined benefit pension plans funding	$0.4	$2.4	$22.2
Postretirement benefit plan funding	0.9	0.8	0.5

We expect to contribute approximately $0.4 million to our defined benefit pension plans and approximately $1.1 million to our postretirement benefit plan during fiscal 2015.
We are required to recognize the over-or-under-funded status of the plans as an asset or liability as measured by the difference between the fair value of the plan assets and the benefit obligation and any unrecognized prior service costs and actuarial gains and losses as a component of accumulated other comprehensive income (loss), net of tax.

During fiscal 2014, we amended our defined benefit pension plan to freeze all plan benefits as of December 31, 2014 and to provide an additional year of benefit service for all final average pay participants accruing benefits and employed as of the effective date of the freeze.  However, interest credits will continue for cash balance participants.  As a result of these changes, we recorded a $6.4 million curtailment gain into unrecognized loss and recognized a $0.6 million net prior service credit into net periodic benefit cost.
The following provides a reconciliation of the changes in the plan benefit obligation, fair value of plan assets and the funded status of the plans as of May 25, 2014 and May 26, 2013:

(in millions)	Defined Benefit Plans		Postretirement Benefit Plan
	2014	2013	2014	2013
Change in Benefit Obligation:
Benefit obligation at beginning of period	$276.8	$274.4	$29.9	$29.6
Service cost	4.4	4.7	0.7	0.8
Interest cost	10.2	9.9	1.4	1.3
Plan amendments	(0.6)	—	—	—
Plan curtailments	(6.4)	—	(4.8)	—
Participant contributions	—	—	0.5	0.4
Benefits paid	(13.3)	(11.2)	(1.4)	(1.2)
Actuarial loss (gain)	12.8	(1.0)	12.2	(1.0)
Benefit obligation at end of period	$283.9	$276.8	$38.5	$29.9

Change in Plan Assets:
Fair value at beginning of period	$234.1	$203.5	$—	$—
Actual return on plan assets	22.7	39.4	—	—
Employer contributions	0.4	2.4	0.9	0.8
Participant contributions	—	—	0.5	0.4
Benefits paid	(13.3)	(11.2)	(1.4)	(1.2)
Fair value at end of period	$243.9	$234.1	$—	$—

Reconciliation of the Plans’ Funded Status:
Unfunded status at end of period	$(40.0)	$(42.7)	$(38.5)	$(29.9)

The following is a detail of the balance sheet components of each of our plans and a reconciliation of the amounts included in accumulated other comprehensive income (loss):

(in millions)	Defined Benefit Plans		Postretirement Benefit Plan
	May 25, 2014	May 26, 2013	May 25, 2014	May 26, 2013
Components of the Consolidated Balance Sheets:
Current liabilities	$—	$—	$1.1	$—
Non-current liabilities	40.0	42.7	37.4	29.9
Net amounts recognized	$40.0	$42.7	$38.5	$29.9
Amounts Recognized in Accumulated Other Comprehensive Income (Loss), net of tax:
Prior service (cost) credit	$—	$(0.2)	$—	$0.1
Net actuarial loss	(64.0)	(69.0)	(5.8)	(1.3)
Net amounts recognized	$(64.0)	$(69.2)	$(5.8)	$(1.2)

The following is a summary of our accumulated and projected benefit obligations:

(in millions)	May 25, 2014	May 26, 2013
Accumulated benefit obligation for all pension plans	$283.3	$267.6
Pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	283.3	267.6
Fair value of plan assets	243.9	234.1
Projected benefit obligations for all plans with projected benefit obligations in excess of plan assets	283.9	276.8

The following table presents the weighted-average assumptions used to determine benefit obligations and net expense:

	Defined Benefit Plans		Postretirement Benefit Plan
	2014	2013	2014	2013
Weighted-average assumptions used to determine benefit obligations at May 25 and May 26 (1)
Discount rate	4.41%	4.60%	4.45%	4.74%
Rate of future compensation increases	3.86%	4.04%	N/A	N/A
Weighted-average assumptions used to determine net expense for fiscal years ended May 25 and May 26 (2)
Discount rate	4.60%	4.35%	4.74%	4.52%
Expected long-term rate of return on plan assets	8.00%	9.00%	N/A	N/A
Rate of future compensation increases	4.04%	4.22%	N/A	N/A
(1)  Determined as of the end of fiscal year.
(2)  Determined as of the beginning of fiscal year.
We set the discount rate assumption annually for each of the plans at their valuation dates to reflect the yield of high-quality fixed-income debt instruments, with lives that approximate the maturity of the plan benefits. The expected long-term rate of return on plan assets and health care cost trend rates are based upon several factors, including our historical assumptions compared with actual results, an analysis of current market conditions, asset fund allocations and the views of leading financial advisers and economists.

We reduced our expected long-term rate of return on plan assets for our defined benefit plan from 9.0 percent, used in fiscal 2013 and 2012, to 8.0 percent for fiscal 2014 in connection with our current expectations for long-term returns and target asset fund allocation. In developing our expected rate of return assumption, we have evaluated the actual historical performance and long-term return projections of the plan assets, which give consideration to the asset mix and the anticipated timing of the pension plan outflows. We employ a total return investment approach whereby a mix of equity and fixed-income investments are used to maximize the long-term return of plan assets for what we consider a prudent level of risk. Our historical 10-year, 15-year and 20-year rates of return on plan assets, calculated using the geometric method average of returns, are approximately 9.3 percent, 8.4 percent and 9.9 percent, respectively, as of May 25, 2014. Our Benefit Plans Committee sets the investment policy for the Defined Benefit Plans and oversees the investment allocation, which includes setting long-term strategic targets. Our overall investment strategy is to achieve appropriate diversification through a mix of equity investments, which may include U.S., International, and private equities, as well as long-duration bonds and real estate investments. Currently, our target asset fund allocation is 37.0 percent U.S. equities, 40.0 percent high-quality, long-duration fixed-income securities, 18.5 percent international equities and 4.5 percent real estate securities. Prior to fiscal 2014, our target asset fund allocation was 40.0 percent U.S. equities, 35.0 percent high-quality, long-duration fixed-income securities, 20.0 percent international equities and 5.0 percent real estate securities. The investment policy establishes a re-balancing band around the established targets within which the asset class weight is allowed to vary. Equity securities, international equities and fixed-income securities include investments in various industry sectors. Investments in real estate securities follow different strategies designed to maximize returns, allow for diversification and provide a hedge against inflation. Our current positioning is neutral on investment style between value and growth companies and large and small cap companies. We monitor our actual asset fund allocation to ensure that it approximates our target allocation and believe that our long-term asset fund allocation will continue to approximate our target allocation. Investments held in the U.S. commingled fund, U.S. corporate securities, an international commingled fund, U.S. government fixed-income securities, an emerging markets commingled fund and public sector utility securities represented approximately 35.9 percent, 19.7 percent, 12.8 percent, 11.3 percent, 5.5 percent and 5.4 percent, respectively, of total plan assets and represents the only significant concentrations of risk related to a single entity, sector, country, commodity or investment fund. No other single sector concentration of assets exceeded 5.0 percent of total plan assets.
The discount rate and expected return on plan assets assumptions have a significant effect on amounts reported for defined benefit pension plans. A quarter percentage point change in the defined benefit plans’ discount rate and the expected long-term rate of return on plan assets would increase or decrease earnings before income taxes by $0.6 million and $0.5 million, respectively.
The assumed health care cost trend rate increase in the per-capita charges for postretirement benefits was 6.8 percent for fiscal 2015. The rate gradually decreases to 5.0 percent through fiscal 2021 and remains at that level thereafter.
The assumed health care cost trend rate has a significant effect on amounts reported for retiree health care plans. A one percentage point increase or decrease in the assumed health care cost trend rate would affect the service and interest cost components of net periodic postretirement benefit cost by $0.5 million and $0.4 million, respectively, and would increase or decrease the accumulated postretirement benefit obligation by $7.4 million and $5.9 million, respectively.
Components of net periodic benefit cost included in continuing operations are as follows:

(in millions)	Defined Benefit Plans			Postretirement Benefit Plan
	2014	2013	2012	2014	2013	2012
Service cost	$4.4	$4.7	$5.1	$0.7	$0.8	$0.8
Interest cost	10.2	9.9	9.6	1.4	1.3	1.5
Expected return on plan assets	(17.1)	(19.4)	(17.8)	—	—	—
Amortization of unrecognized prior service cost	0.1	0.1	0.1	(0.1)	(0.1)	(0.1)
Recognized net actuarial loss	9.0	8.8	8.2	—	—	—
Curtailment gain recognized	(0.5)	—	—	—	—	—
Net pension and postretirement cost (benefit)	$6.1	$4.1	$5.2	$2.0	$2.0	$2.2

The amortization of the net actuarial loss component of our fiscal 2015 net periodic benefit cost for the defined benefit plans and postretirement benefit plan is expected to be approximately $2.6 million and $0.5 million, respectively.

The fair values of the defined benefit pension plans assets at their measurement dates of May 25, 2014 and May 26, 2013, are as follows:

		Items Measured at Fair Value at May 25, 2014
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity:
U.S. Commingled Funds	(1)	$87.5	$—	$87.5	$—
International Commingled Funds	(2)	31.2	—	31.2	—
Emerging Market Commingled Funds	(3)	13.3	—	13.3	—
Real Estate Commingled Funds	(4)	10.5	—	10.5	—
Fixed-Income:
U.S. Treasuries	(5)	27.6	27.6	—	—
U.S. Corporate Securities	(5)	48.0	—	48.0	—
International Securities	(5)	10.0	—	10.0	—
Public Sector Utility Securities	(5)	13.1	—	13.1	—
Cash & Accruals		2.7	2.7	—	—
Total		$243.9	$30.3	$213.6	$—

		Items Measured at Fair Value at May 26, 2013
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity:
U.S. Commingled Funds	(1)	$97.2	$—	$97.2	$—
International Commingled Funds	(2)	33.4	—	33.4	—
Emerging Market Commingled Funds	(3)	13.8	—	13.8	—
Real Estate Commingled Funds	(4)	11.6	—	11.6	—
Fixed-Income:
U.S. Treasuries	(5)	16.3	16.3	—	—
U.S. Corporate Securities	(5)	42.5	—	42.5	—
International Securities	(5)	8.2	—	8.2	—
Public Sector Utility Securities	(5)	9.4	—	9.4	—
Cash & Accruals		1.7	1.7	—	—
Total		$234.1	$18.0	$216.1	$—

(1)
U.S. commingled funds are comprised of investments in funds that purchase publicly traded U.S. common stock for total return purposes. Investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.

(2)
International commingled funds are comprised of investments in funds that purchase publicly traded non-U.S. common stock for total return purposes. Investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.

(3)
Emerging market commingled funds and developed market securities are comprised of investments in funds that purchase publicly traded common stock of non-U.S. companies for total return purposes. Funds are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.

(4)
Real estate commingled funds are comprised of investments in funds that purchase publicly traded common stock of real estate securities for purposes of total return. These investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.

(5)
Fixed-income securities are comprised of investments in government and corporate debt securities. These securities are valued by the trustee at closing prices from national exchanges or pricing vendors on the valuation date.

The following benefit payments are expected to be paid between fiscal 2015 and fiscal 2025:

(in millions)	Defined Benefit Plans	Postretirement Benefit Plan
2015	$21.2	$1.1
2016	10.2	1.2
2017	10.6	1.2
2018	11.1	1.3
2019	11.5	1.4
2020-2025	68.7	8.5

Postemployment Severance Plan
We accrue for postemployment severance costs in our consolidated financial statements and recognize actuarial gains and losses related to our postemployment severance accrual as a component of accumulated other comprehensive income (loss). As of May 25, 2014 and May 26, 2013, $3.1 million and $6.1 million, respectively, of unrecognized actuarial losses related to our postemployment severance plan were included in accumulated other comprehensive income (loss) on a net of tax basis.

Defined Contribution Plan
We have a defined contribution (401(k)) plan covering most employees age 21 and older. We match contributions for participants with at least one year of service up to 6 percent of compensation, based on our performance. The match ranges from a minimum of $0.25 to $1.20 for each dollar contributed by the participant. The plan had net assets of $729.1 million at May 25, 2014 and $719.0 million at May 26, 2013. Expense recognized in fiscal 2014, 2013 and 2012 was $0.7 million, $0.9 million and $0.9 million, respectively. Employees classified as “highly compensated” under the IRC are not eligible to participate in this plan. Instead, highly compensated employees are eligible to participate in a separate non-qualified deferred compensation (FlexComp) plan. This plan allows eligible employees to defer the payment of part of their annual salary and all or part of their annual bonus and provides for awards that approximate the matching contributions and other amounts that participants would have received had they been eligible to participate in our defined contribution and defined benefit plans. Amounts payable to highly compensated employees under the FlexComp plan totaled $228.8 million and $224.3 million at May 25, 2014 and May 26, 2013, respectively. These amounts are included in other current liabilities.
The defined contribution plan includes an Employee Stock Ownership Plan (ESOP). The ESOP borrowed $16.9 million from us at a variable rate of interest in July 1996. At May 25, 2014, the ESOP’s original debt to us had a balance of $4.1 million with a variable rate of interest of 0.15 percent and is due to be repaid no later than December 2014. At the end of fiscal 2005, the ESOP borrowed an additional $1.6 million (Additional Loan) from us at a variable interest rate and acquired an additional 0.05 million shares of our common stock, which were held in suspense within the ESOP at that time. At May 25, 2014, the Additional Loan had a balance of $1.3 million with a variable interest rate of 0.23 percent and is due to be repaid no later than December 2018. Compensation expense is recognized as contributions are accrued. Fluctuations in our stock price impact the amount of expense to be recognized. Contributions to the plan, plus the dividends accumulated on unallocated shares held by the ESOP, are used to pay principal, interest and expenses of the plan. As loan payments are made, common stock is allocated to ESOP participants. In each of the fiscal years 2014, 2013 and 2012, the ESOP used dividends received of $0.9 million, $1.0 million and $1.9 million, respectively, and contributions received from us of $0.0 million, $0.1 million and $0.5 million, respectively, to pay principal and interest on our debt.
ESOP shares are included in weighted-average common shares outstanding for purposes of calculating net earnings per share with the exception of those shares acquired under the Additional Loan which are accounted for in accordance with FASB ASC Subtopic 718-40, Employee Stock Ownership Plans. Fluctuations in our stock price are recognized as adjustments to common stock and surplus when the shares are committed to be released. The ESOP shares acquired under the Additional Loan are not considered outstanding until they are committed to be released and, therefore, unreleased shares have been excluded for purposes of calculating basic and diluted net earnings per share. As of May 25, 2014, the ESOP shares included in the basic and diluted net earnings per share calculation totaled 4.0 million shares, representing 3.2 million allocated shares and 0.8 million suspense shares.